Cabana Target Drawdown 7 ETF	July 31, 2021
SCHEDULE OF INVESTMENTS	(Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS – 99.8%
EQUITY – 59.8%
Invesco QQQ Trust Series 1	80,432	$29,323,094
Vanguard Communication Services ETF	201,234	29,114,535
Vanguard Extended Market ETF	155,046	28,909,877
Vanguard Health Care ETF	115,882	29,714,462
Vanguard Information Technology ETF	71,608	29,517,534
Vanguard S&P 500 ETF	72,544	29,246,114
		175,825,616
FIXED INCOME – 40.0%
Global X US Preferred ETF	1,115,525	29,159,824
Vanguard Intermediate-Term Bond ETF	322,658	29,400,597
Vanguard Long-Term Bond ETF	280,144	29,656,044
Vanguard Total Bond Market ETF	338,270	29,348,305
		117,564,770
TOTAL EXCHANGE-TRADED FUNDS
(Cost $290,440,966)		293,390,386

SHORT-TERM INVESTMENTS – 0.2%

Invesco Government & Agency Portfolio Institutional Class, 0.03%(a)	712,540	712,540
TOTAL SHORT TERM INVESTMENTS
(Cost $712,540)		712,540
TOTAL INVESTMENTS – 100.0%
(Cost $291,153,506)		294,102,926
Liabilities in Excess of Other Assets – (0.0)%		(146,682)
TOTAL NET ASSETS – 100.0%		$293,956,244

(a)	The rate is the annualized seven-day yield at period end.